Subsequent Events (Details Narrative) (USD $)	1 Months Ended		4 Months Ended	6 Months Ended		7 Months Ended			11 Months Ended
	Jul. 31, 2012	Jun. 30, 2012	Aug. 25, 2011	Jun. 30, 2012	Jun. 30, 2012	Jul. 23, 2012	Aug. 01, 2012	Aug. 06, 2012	Jun. 30, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
Private Placement Price Per Units Issued	$ 0.10			$ 0.50	$ 0.25
Proceeds From Issuance Of Private Placement	$ 255,000			$ 225,000						$ 988,717
Stock Issued During Period Shares Issued For Services		500,000	4,000,000			900,000	450,000	600,000	4,000,000
Stock Issued During Period Value Issued For Services		$ 125,000	$ 200,000			$ 90,000	$ 45,000	$ 60,000	$ 200,000
Shares Issued For Services Per Share Amount						$ 0.10